General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses
Schedule of general and administrative expenses

In € thousand	2023	2022	2021
Share listing expense	—	—	111,109
Professional services	19,383	28,851	70,380
Salaries and social security	31,742	30,187	35,395
IT and communication expense	19,457	20,374	12,391
Depreciation/amortization/impairment	2,057	1,816	1,870
Insurances	3,161	6,457	1,698
HR related expenses (training, recruitment)	492	1,466	1,617
Other administrative expenses	4,988	4,736	4,633
Total administrative expenses	81,280	93,887	239,093